Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment
Depreciation, Depletion and Amortization	$ 284.5	$ 292.1	$ 320.4
Equipment, furniture and leasehold improvements | Minimum
Property and equipment
Estimated useful life	3 years
Equipment, furniture and leasehold improvements | Maximum
Property and equipment
Estimated useful life	10 years
Buildings
Property and equipment
Estimated useful life	30 years